Recently Issued Accounting Standards	3 Months Ended
Jul. 31, 2011
Recently Issued Accounting Standards [Abstract]
Recently Issued Accounting Standards
Note B — Recently Issued Accounting Standards
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 provides clarification about the application of existing fair value measurement and disclosure requirements and expands certain other disclosure requirements. This ASU will be effective February 1, 2012, for the Company.
In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and requires the presentation of net income and other comprehensive income to be in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance does not change the components that are recognized in net income or other comprehensive income. This ASU will be effective May 1, 2012, for the Company and requires retrospective application. Adoption of this guidance will affect the presentation of certain elements of the Company’s financial statements, but these changes in presentation will not otherwise have an impact on the financial statements.